Expense Example, No Redemption (USD $)	12 Months Ended
Sep. 30, 2011
Vanguard Equity Income Fund - Investor Shares | Vanguard Equity Income Fund
Expense Example, No Redemption:
1 YEAR	$ 32
3 YEAR	100
5 YEAR	174
10 YEAR	393
Vanguard Growth Equity Fund - Investor Shares | Vanguard Growth Equity Fund
Expense Example, No Redemption:
1 YEAR	53
3 YEAR	167
5 YEAR	291
10 YEAR	653
Vanguard Equity Income Fund - Admiral Shares | Vanguard Equity Income Fund
Expense Example, No Redemption:
1 YEAR	23
3 YEAR	71
5 YEAR	124
10 YEAR	280
Vanguard PRIMECAP Core Fund - Investor Shares | Vanguard PRIMECAP Core Fund
Expense Example, No Redemption:
1 YEAR	52
3 YEAR	164
5 YEAR	285
10 YEAR	$ 640